Subsequent Events (Details) $ / shares in Units, $ in Thousands, $ in Thousands							6 Months Ended
	Mar. 18, 2026 $ / shares shares	Feb. 23, 2026 USD ($) shares	Feb. 23, 2026 CAD ($) shares	Feb. 18, 2026 USD ($)	Jan. 26, 2026 shares	Jan. 01, 2026 $ / shares shares	Jun. 30, 2025 USD ($)	Mar. 27, 2026 $ / shares shares	Feb. 17, 2026 $ / shares shares	Jan. 22, 2026 USD ($) $ / shares shares	Jan. 16, 2026 USD ($)	Dec. 31, 2025 $ / shares	Nov. 26, 2024 $ / shares	Mar. 11, 2024 $ / shares shares	Jan. 29, 2024 $ / shares shares
Subsequent Events [Line Items]
Purchase price (in Dollars) | $				$ 540
exercise price (in Dollars per share) | $ / shares	$ 5.53
Aggregate amount | $							$ 2,673
Series A Warrants [Member]
Subsequent Events [Line Items]
Warrant to purchase ordinary share														4,323	1,093
Exercise price (in Dollars per share) | $ / shares													$ 643	$ 2,103	$ 8,322.86
Forecast [Member]
Subsequent Events [Line Items]
Acccumulated interest balance (in Dollars) | $											$ 733
June Notes [Member]
Subsequent Events [Line Items]
Conversion price (in Dollars per share) | $ / shares												$ 12.91
Subsequent Event [Member]
Subsequent Events [Line Items]
Quarterly tranches						8
Grant date						2 years
Warrant to purchase ordinary share										286,224
Offering price (in Dollars per share) | $ / shares										$ 8.4
Gross proceeds (in Dollars) | $										$ 2,404
Principal amount (in Dollars) | $				$ 600
Purchase of waarants	178,959
Sold common shares		714,286	714,286
Aggregate amount		$ 680	$ 928
Subsequent Event [Member] | Series A Warrants [Member]
Subsequent Events [Line Items]
Purchase of warrants									1,108,369
Subsequent Event [Member] | June Notes [Member]
Subsequent Events [Line Items]
Conversion price (in Dollars per share) | $ / shares						$ 4.62
Subsequent Event [Member] | Restricted Stock Units (RSUs) [Member]
Subsequent Events [Line Items]
Granted Shares						32,260
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross					2,143
Series A Warrants [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Exercise price (in Dollars per share) | $ / shares									$ 3.9663
Common Stock [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Shares issued								156,057
Price per shares (in Dollars per share) | $ / shares								$ 4